INVENTORY (Q2) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of inventory [Abstract]
Raw materials	$ 48,393	$ 41,648	$ 10,148
Work-in-progress	468,573	271,571	299,464
Finished goods	21,221	12,438	85,993
Total	$ 538,187	$ 325,657	$ 395,605